4. Derivative Liability (Details 7)		9 Months Ended	12 Months Ended
		Sep. 30, 2016	Dec. 31, 2015
Volatility			102.00%
Dividend yield
Minimum [Member]
Volatility		151.00%
Risk-free interest rate		0.20%	0.50%
Expected life (years)		0 years	10 months 24 days
Maximum [Member]
Volatility		200.60%
Risk-free interest rate		0.77%	1.20%
Expected life (years)		2 years 2 months 1 day	2 years 10 months 24 days
Aug 30, 2016 [Member]
Volatility	[1],[2]	178.40%
Dividend yield
Aug 30, 2016 [Member] | Minimum [Member]
Risk-free interest rate	[1],[2]	0.47%
Expected life (years)	[1],[2]	0 years
Aug 30, 2016 [Member] | Maximum [Member]
Risk-free interest rate	[1],[2]	0.52%
Expected life (years)	[1],[2]	4 months 28 days

[1]	(10) Conversion of January 2016 Convertible Note
[2]	(9) Partial Conversion February 2016 Convertible Note